Trade Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2015	2014
Trade accounts receivable	11,869	8,309
Notes receivable	560	546
Less: allowance for doubtful accounts	(1,091)	(1,274)
Total	11,338	7,581
Less current portion	(10,744)	(6,943)
Total long-term portion	593	638

Schedule of capital leases future minimum payments receivable [Table Text Block]
	December 31,
	Sales type leases	License Revenue
2016	173	152
2017	134	152
2018	70	152
2019	48	-
2020	24	-
2021	14	-
Total minimum payments	463	455